Investment Objectives and Goals - Russell Investments Alternatives Diversifier Fund	Oct. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Russell Investments Alternatives Diversifier Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation with low correlation to traditional core equity and bond markets.